Schedule of other receivables (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Other Receivables
Other receivables	$ 6,898	$ 37
Deposits	4,930	158
Prepayments	3,318	579,920
Total other receivables	$ 15,146	$ 580,115